Net finance expense - Net Finance Expense Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial Instruments [Abstract]
Interest income	$ 4,106	$ 655		$ 217
Foreign exchange gains	10,917	6,611		6,638
Finance income	15,023	7,266	[1]	6,855	[1]
Interest expense on financial liabilities measured at amortized cost	(67,956)	(38,391)		(39,007)
Fair value adjustment on interest rate swaps	(2,790)	0		0
Other financial charges	(6,802)	(5,819)		(4,577)
Foreign exchange losses	(11,864)	(6,519)		(8,111)
Finance expense	(89,412)	(50,729)	[1]	(51,695)	[1]
Net finance expenses	$ (74,389)	$ (43,463)	[1]	$ (44,840)	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.